EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT LIABILITIES, NET
Schedule of contributions and contributions for benefits represent defined contribution plans

	Year ended December 31,
	2022	2021	2020
Expenses – defined contribution plan	$461	$544	$429

Schedule of changes in the defined benefit obligation and fair value of plan assets

Changes in the defined benefit obligation and fair value of plan assets:

	2022	2021
Defined benefit obligation:
Balance as of January 1,	$1,474	$1,080
Current service cost	296	321
Payments	(142)	(46)
Net interest expense	38	26
Total expenses recognized in profit or loss for the period	192	301
Loss (profit) from remeasurement in other comprehensive loss – actuarial loss, net	(275)	85
Effect of changes in foreign exchange rates	(25)	8
Balance as of December 31,	1,366	1,474
Fair value of plan assets:
Balance as of January 1,	(84)	(71)
Net interest income	(2)	(2)
Loss (gain) from remeasurement in other comprehensive gain, net	8	(4)
Effect of changes in foreign exchange rates	10	(3)
Contributions	(4)	(4)
Balance as of December 31,	(72)	(84)
Net defined liability:
Balance as of January 1,	1,390	1,009
Current service cost	296	321
Payments	(142)	(46)
Net interest expense	36	24
Total expenses recognized in profit or loss for the period	190	299
Loss (gain) from remeasurement in other comprehensive loss – actuarial loss, net	(267)	81
Effect of changes in foreign exchange rates	(15)	5
Contributions	(4)	(4)
Balance as of December 31,	$1,294	$1,390

Schedule of principal assumptions underlying the defined benefit plan

NOTE 16: — EMPLOYEE BENEFIT LIABILITIES, NET (Cont.)

The principal assumptions underlying the defined benefit plan:

	2022	2021

	%
Discount rate (*)	4.9 - 5.2	2.5 - 2.9
Expected rate of salary increase	5	5

Number of years
Life expectation at the age of 65	8.3 - 13.2	9.4 - 14.2

(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.